LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2014	2,483
2015	2,168
2016	255
2017	116
2018	1
Thereafter	—
Total minimum lease payments	5,023

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2013 are as follows:

(in thousands of $)
2014	9,379
2015	119
2016	40
2017	—
2018	—
Thereafter	—
Total minimum lease payments	9,538